Risk Management - Schedule of Credit Quality by Financial Asset Class (Detail) - Credit Risk [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 26,607,785	$ 24,743,360
% of over total portfolio	100.00%	100.00%
Allowance	$ (895,974)	$ (947,812)
% over total allowance	100.00%	100.00%
Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 16,457,021	$ 15,672,670
Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	3,120,154	6,244,971
Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	7,030,610	2,825,719
Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 12,814,895	$ 11,186,127
% of over total portfolio	48.12%	45.20%
Allowance	$ (556,260)	$ (393,250)
% over total allowance	62.08%	41.51%
Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 2,664,131	$ 2,115,437
% of over total portfolio	10.01%	8.55%
Allowance	$ (181,485)	$ (126,467)
% over total allowance	20.25%	13.34%
Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 7,030,610	$ 6,244,971
% of over total portfolio	26.41%	25.23%
Allowance	$ (100,844)	$ (77,298)
% over total allowance	11.26%	8.18%
Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 3,120,154	$ 2,825,719
% of over total portfolio	11.70%	11.42%
Allowance	$ (273,931)	$ (189,485)
% over total allowance	30.57%	19.99%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 13,792,890	$ 13,557,233
% of over total portfolio	51.39%	54.80%
Allowance	$ (339,714)	$ (554,562)
% over total allowance	37.92%	58.49%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 164,599	$ 104,887
% of over total portfolio	0.62%	0.42%
Allowance	$ (58)	$ (45)
% over total allowance	0.01%	0.01%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 1,283,846	$ 623,613
% of over total portfolio	4.78%	2.52%
Allowance	$ (432)	$ (337)
% over total allowance	0.05%	0.04%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 2,646,632	$ 2,456,274
% of over total portfolio	9.86%	10.64%
Allowance	$ (5,208)	$ (5,729)
% over total allowance	0.58%	0.60%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 4,828,668	$ 4,398,475
% of over total portfolio	17.99%	18.49%
Allowance	$ (36,522)	$ (42,196)
% over total allowance	4.08%	4.45%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 2,611,905	$ 2,717,332
% of over total portfolio	9.73%	11.69%
Allowance	$ (46,620)	$ (26,295)
% over total allowance	5.20%	2.77%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 869,172	$ 1,114,466
% of over total portfolio	3.24%	4.13%
Allowance	$ (16,575)	$ (36,245)
% over total allowance	1.85%	3.82%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 395,348	$ 563,250
% of over total portfolio	1.47%	1.90%
Allowance	$ (6,383)	$ (10,564)
% over total allowance	0.71%	1.11%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 94,155	$ 240,106
% of over total portfolio	0.35%	0.59%
Allowance	$ (8,412)	$ (13,190)
% over total allowance	0.94%	1.39%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 101,704	$ 106,425
% of over total portfolio	0.38%	0.43%
Allowance	$ (4,627)	$ (11,219)
% over total allowance	0.52%	1.18%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 86,054	$ 93,647
% of over total portfolio	0.32%	0.38%
Allowance	$ (11,805)	$ (19,119)
% over total allowance	1.32%	2.02%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 170,088	$ 149,838
% of over total portfolio	0.63%	0.38%
Allowance	$ (3,403)	$ (3,205)
% over total allowance	0.38%	0.24%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 31,602	$ 98,318
% of over total portfolio	0.12%	0.15%
Allowance	$ (3,160)	$ (5,020)
% over total allowance	0.35%	0.47%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 249,441	$ 469,581
% of over total portfolio	0.93%	1.65%
Allowance	$ (62,360)	$ (126,748)
% over total allowance	6.96%	13.06%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 186,982	$ 249,938
% of over total portfolio	0.70%	0.76%
Allowance	$ (74,793)	$ (92,541)
% over total allowance	8.35%	9.60%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 24,279	$ 42,253
% of over total portfolio	0.09%	0.17%
Allowance	$ (15,782)	$ (34,403)
% over total allowance	1.76%	3.60%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 48,415	$ 128,830
% of over total portfolio	0.18%	0.50%
Allowance	$ (43,574)	$ (127,706)
% over total allowance	4.86%	14.13%
Stage1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 21,746,362	$ 20,052,697
Allowance	(193,534)	(158,987)
Stage1 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	9,376,624	9,752,116
Allowance	(88,119)	(84,385)
Stage1 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	301,043	1,511,692
Allowance	20,821	(2,100)
Stage1 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	6,448,104	5,815,884
Allowance	(17,048)	(14,156)
Stage1 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,627,477	2,424,540
Allowance	(91,892)	(68,129)
Stage1 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	12,369,738	10,300,581
Allowance	(105,415)	(74,602)
Stage1 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	164,599	104,887
Allowance	(58)	(45)
Stage1 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,283,846	623,613
Allowance	(432)	(337)
Stage1 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,646,632	2,456,274
Allowance	(5,208)	(5,729)
Stage1 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	4,828,668	4,398,475
Allowance	(36,522)	(42,196)
Stage1 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,611,905	2,717,332
Allowance	(46,620)	(26,295)
Stage1 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	834,088
Allowance	(16,575)
Stage 2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	3,452,754	3,241,518
Allowance	(298,231)	(304,905)
Stage 2 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,740,409	1,123,624
Allowance	(267,004)	(214,568)
Stage 2 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,911,285	470,765
Allowance	(95,730)	(92,410)
Stage 2 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	430,563	314,060
Allowance	(57,929)	(44,636)
Stage 2 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	398,561	338,799
Allowance	(113,345)	(77,522)
Stage 2 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	712,345	2,117,894
Allowance	(31,227)	(90,337)
Stage 2 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	35,084	1,114,466
Allowance		(36,245)
Stage 2 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	395,348	563,250
Allowance	(6,383)	(10,564)
Stage 2 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	94,155	240,106
Allowance	(8,412)	(13,190)
Stage 2 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	101,704	106,425
Allowance	(4,627)	(11,219)
Stage 2 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	86,054	93,647
Allowance	(11,805)	(19,119)
Stage 3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,408,669	1,449,145
Allowance	(404,209)	(483,920)
Stage 3 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	697,862	310,387
Allowance	(201,137)	(94,297)
Stage 3 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	451,803	132,980
Allowance	(106,576)	(31,957)
Stage 3 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	151,943	115,027
Allowance	(25,867)	(18,506)
Stage 3 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	94,116	62,380
Allowance	(68,694)	(43,834)
Stage 3 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	710,807	1,138,758
Allowance	(203,072)	(389,623)
Stage 3 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	170,088	149,838
Allowance	(3,403)	(3,205)
Stage 3 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	31,602	98,318
Allowance	(3,160)	(5,020)
Stage 3 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	249,441	469,581
Allowance	(62,360)	(126,748)
Stage 3 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	186,982	249,938
Allowance	(74,793)	(92,541)
Stage 3 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	24,279	42,253
Allowance	(15,782)	(34,403)
Stage 3 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	48,415	128,830
Allowance	$ (43,574)	$ (127,706)